OPERATING SEGMENTS: - Schedule of Segment (Details) - Operating Segments [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Segment Reporting [Line Items]
Segment revenues	$ 1,554
Segment cost of revenues	(610)
Segment gross profit	$ 944
Segment gross margin	61.00%
Operating expenses
Research and development	$ (4,760)
General and administrative	(2,594)
Sales and marketing	(545)
Other income	19
Segment total operating expenses	(7,880)
Segment operating loss	(6,936)
Interest income from deposits	22
Finance income (expenses), net	560
Net loss and comprehensive loss	(6,354)
Medical Technology [Member]
Segment Reporting [Line Items]
Segment revenues	0
Segment cost of revenues	0
Segment gross profit	$ 0
Segment gross margin	0.00%
Operating expenses
Research and development	$ (3,681)
General and administrative	(1,659)
Sales and marketing	(179)
Other income	19
Segment total operating expenses	(5,500)
Segment operating loss	(5,500)
Interest income from deposits	0
Finance income (expenses), net	0
Net loss and comprehensive loss	0
AME and Quantum Segment [Member]
Segment Reporting [Line Items]
Segment revenues	1,554
Segment cost of revenues	(610)
Segment gross profit	$ 944
Segment gross margin	61.00%
Operating expenses
Research and development	$ (1,079)
General and administrative	(935)
Sales and marketing	(366)
Other income	0
Segment total operating expenses	(2,380)
Segment operating loss	(1,436)
Interest income from deposits	0
Finance income (expenses), net	0
Net loss and comprehensive loss	0
Elimination of Inter-segment Transactions [Member]
Segment Reporting [Line Items]
Segment revenues	0
Segment cost of revenues	0
Segment gross profit	$ 0
Segment gross margin	0.00%
Operating expenses
Research and development	$ 0
General and administrative	0
Sales and marketing	0
Other income	0
Segment total operating expenses	0
Segment operating loss	0
Interest income from deposits	0
Finance income (expenses), net	0
Net loss and comprehensive loss	$ 0